Equity Activity	12 Months Ended
Dec. 31, 2015
Equity Activity
Equity Activity

Note L.

Equity Activity

The authorized capital stock of IBM consists of 4,687,500,000 shares of common stock with a $.20 per share par value, of which 965,728,725 shares were outstanding at December 31, 2015 and 150,000,000 shares of preferred stock with a $.01 per share par value, none of which were outstanding at December 31, 2015.

Stock Repurchases

The Board of Directors authorizes the company to repurchase IBM common stock. The company repurchased 30,338,647 common shares at a cost of $4,701 million, 71,504,867 common shares at a cost of $13,395 million and 73,121,942 common shares at a cost of $13,993 million in 2015, 2014 and 2013, respectively. These amounts reflect transactions executed through December 31 of each year. Actual cash disbursements for repurchased shares may differ due to varying settlement dates for these transactions. At December 31, 2015, $5,563 million of Board common stock repurchase authorization was available. The company plans to purchase shares on the open market or in private transactions from time to time, depending on market conditions.

Other Stock Transactions

The company issued the following shares of common stock as part of its stock-based compensation plans and employees stock purchase plan: 6,013,875 shares in 2015, 7,687,026 shares in 2014, and 9,961,389 shares in 2013. The company issued 1,155,558 treasury shares in 2015, 1,264,232 treasury shares in 2014 and 1,849,883 treasury shares in 2013, as a result of restricted stock unit releases and exercises of stock options by employees of certain acquired businesses and by non-U.S. employees. Also, as part of the company’s stock-based compensation plans, 1,625,820 common shares at a cost of $248 million, 1,313,569 common shares at a cost of $236 million, and 1,666,069 common shares at a cost of $336 million in 2015, 2014 and 2013, respectively, were remitted by employees to the company in order to satisfy minimum statutory tax withholding requirements. These amounts are included in the treasury stock balance in the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity.

Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2015:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,379)	$(342)	$(1,721)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(54)	$21	$(33)
Reclassification of (gains)/losses to other (income) and expense	86	(33)	53
Total net changes related to available-for-sale securities	$32	$(12)	$20
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$618	$(218)	$399
Reclassification of (gains)/losses to:
Cost of sales	(192)	57	(135)
SG&A expense	(149)	43	(105)
Other (income) and expense	(731)	281	(451)
Interest expense	0	0	0
Total unrealized gains/(losses) on cash flow hedges	$(454)	$162	$(292)
Retirement-related benefit plans(1)
Prior service costs/(credits)	$6	$(2)	$4
Net (losses)/gains arising during the period	(2,963)	1,039	(1,925)
Curtailments and settlements	33	(9)	24
Amortization of prior service (credits)/costs	(100)	36	(65)
Amortization of net (gains)/losses	3,304	(1,080)	2,223
Total retirement-related benefit plans	$279	$(17)	$262
Other comprehensive income/(loss)	$(1,523)	$(208)	$(1,731)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2014:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,636)	$(438)	$(2,074)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(29)	$11	$(18)
Reclassification of (gains)/losses to other (income) and expense	5	(2)	3
Total net changes related to available-for-sale securities	$(24)	$9	$(15)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$958	$(341)	$618
Reclassification of (gains)/losses to:
Cost of sales	15	(7)	9
SG&A expense	(15)	6	(9)
Other (income) and expense	(98)	38	(60)
Interest expense	1	0	0
Total unrealized gains/(losses) on cash flow hedges	$861	$(304)	$557
Retirement-related benefit plans(1)
Prior service costs/(credits)	$1	$0	$1
Net (losses)/gains arising during the period	(9,799)	3,433	(6,366)
Curtailments and settlements	24	(7)	17
Amortization of prior service (credits)/costs	(114)	41	(73)
Amortization of net (gains)/losses	2,531	(852)	1,678
Total retirement-related benefit plans	$(7,357)	$2,615	$(4,742)
Other comprehensive income/(loss)	$(8,156)	$1,883	$(6,274)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2013:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,335)	$(66)	$(1,401)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(4)	$2	$(3)
Reclassification of (gains)/losses to other (income) and expense	(8)	2	(5)
Subsequent changes in previously impaired securities arising during
the period	4	(1)	3
Total net changes related to available-for-sale securities	$(8)	$3	$(5)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$43	$(15)	$28
Reclassification of (gains)/losses to:
Cost of sales	34	(14)	21
SG&A expense	(39)	14	(25)
Other (income) and expense	(162)	62	(99)
Interest expense	0	0	0
Total unrealized gains/(losses) on cash flow hedges	$(123)	$47	$(76)
Retirement-related benefit plans(1)
Prior service costs/(credits)	$16	$0	$16
Net (losses)/gains arising during the period	5,369	(1,974)	3,395
Curtailments and settlements	(3)	1	(2)
Amortization of prior service (credits)/costs	(114)	40	(75)
Amortization of net (gains)/losses	3,499	(1,195)	2,304
Total retirement-related benefit plans	$8,767	$(3,128)	$5,639
Other comprehensive income/(loss)	$7,301	$(3,144)	$4,157

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," for additional information.)

Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on Cash Flow	Translation	Benefit	For-Sale	Comprehensive
	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2012	$(90)	$1,733	$(27,406)	$4	$(25,759)
Other comprehensive income before
reclassifications	28	(1,401)	3,409	0	2,036
Amount reclassified from accumulated
other comprehensive income	(103)	0	2,229	(5)	2,121
Total change for the period	(76)	(1,401)	5,639	(5)	4,157
December 31, 2013	(165)	332	(21,767)	(1)	(21,602)
Other comprehensive income before
reclassifications	618	(2,074)	(6,348)	(18)	(7,822)
Amount reclassified from accumulated
other comprehensive income	(60)	0	1,605	3	1,548
Total change for the period	557	(2,074)	(4,742)	(15)	(6,274)
December 31, 2014	392	(1,742)	(26,509)	(15)	(27,875)
Other comprehensive income before
reclassifications	399	(1,721)	(1,897)	(33)	(3,252)
Amount reclassified from accumulated
other comprehensive income	(691)	0	2,158	53	1,520
Total change for the period	(292)	(1,721)	262	20	(1,731)
December 31, 2015	$100	$(3,463)	$(26,248)	$5	$(29,607)

* Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.